Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On July 1, 2019, the Company’s newly created subsidiary, AINC Bar Draught LLC (“Bar Draught”), acquired the assets of a provider of an innovative draft cocktail system technology for $250,000 cash and contingent consideration of up to $550,000 cash, if earned, 6 to 12 months after the acquisition date. After giving effect to the transaction, Ashford Inc. will own an approximately 55% interest in Bar Draught, a provider of premium, mobile cocktails on tap and other services in the hospitality industry.
On July 3, 2019, the Company funded the remaining $8.9 million of its ERFP Commitment under the Braemar ERFP Agreement, related to Braemar’s acquisition of The Ritz-Carlton Lake Tahoe on January 15, 2019.
On July 18, 2019, RED completed the acquisition of substantially all of the assets of Sebago, a leading provider of watersports activities and excursion services based in Key West, Florida. After giving effect to the transaction, Ashford Inc. will own an approximately 84% interest in the common equity of RED. Ashford Inc. will continue to own an 80% interest in the entity that conducts RED’s legacy U.S. Virgin Islands operations. The purchase price consisted of approximately $2.5 million in cash (excluding transaction costs and working capital adjustments) funded by new RED term loans and $4.5 million in the form of Ashford Inc. common stock consisting of 135,366 shares issued July 18, 2019, subject to a six month stock consideration collar. The issued Ashford Inc. shares were determined using a 30-Day VWAP of $33.24 and had an estimated fair value of approximately $4.5 million as of the acquisition date. Pursuant to the acquisition agreement, in the event that the 30-Day VWAP of the common stock on the six month anniversary of the closing date of the acquisition is lower than the price of the common stock on July 18, 2019, the Company may repurchase the stock at such lower stock price, such that the number of shares of common stock issued is reduced. In the event that the 30-Day VWAP of the common stock on the six month anniversary of the closing date of the acquisition is higher than the price of the common stock on July 18, 2019, the Company may repurchase shares of common stock at a price of $0.01 per share, such that the stock consideration for the transaction remains $4.5 million in common stock.

Subsequent Events
On January 15, 2019, the Company entered into the Enhanced Return Funding Program Agreement and Amendment No. 1 to the Fifth Amended and Restated Advisory Agreement (the “Braemar ERFP Agreement”) with Braemar. The independent members of the board of directors of each of the Company and Braemar, with the assistance of separate and independent legal counsel, engaged to negotiate the Braemar ERFP Agreement on behalf of the Company and Braemar, respectively. Under the Braemar ERFP Agreement, the Company agreed to provide $50 million to Braemar in connection with Braemar’s acquisition of hotels recommended by us, with the option to increase the funding commitment to up to $100 million upon mutual agreement by the parties. Under the Braemar ERFP Agreement, the Company is obligated to provide Braemar 10% of the acquired hotel’s purchase price in exchange for FF&E, which is subsequently leased by the Company to Braemar rent-free. In connection with Braemar’s acquisition of The Ritz-Carlton Lake Tahoe on January 15, 2019, the Company is obligated to provide Braemar with approximately $10.3 million in exchange for FF&E at Braemar properties, subject to the terms of the Braemar ERFP Agreement.
On January 22, 2019, Ashford Trust acquired The Embassy Suites New York Midtown Manhattan for a purchase price of $195.0 million. In connection with Ashford Trust’s acquisition of the hotel, the Company is obligated to provide Ashford Trust with approximately $19.5 million in exchange for FF&E at Ashford Trust’s hotel properties that will subsequently be leased back to Ashford Trust rent-free under the Ashford Trust ERFP Agreement.
Effective January 1, 2019, we acquired a 30% noncontrolling ownership interest in Real Estate Advisory Holdings LLC ("REA Holdings"), a real estate advisory firm that provides financing, advisory and property sales services primarily to clients in the hospitality and leisure industry, for a purchase price of approximately $3.0 million which was paid in the form of $2.1 million cash and the issuance of 16,529 shares of our common stock (approximately $890,000) to the seller pursuant to the exemption from the registration requirements under the Securities Act, provided under Section 4(a)(2) thereunder. We have an option to acquire an additional 50% of the ownership interests in REA Holdings for $12.5 million beginning on January 1, 2022. Our investment in REA Holdings is accounted for under the equity method as we have significant influence over the voting interest entity.
Effective February 1, 2019, OpenKey had no borrowings outstanding and the $1.5 million revolving credit facility funds were no longer available. See note 7.
On February 6, 2019, Ashford Inc. invested an additional $845,000 in OpenKey resulting in ownership of 46.59% after the investment. OpenKey is a hospitality focused mobile key platform that provides a universal smartphone app for keyless entry into hotel guest rooms. See notes 1, 2, 13, 14 and 17.
On February 26, 2019, Ashford Trust acquired the Hilton Santa Cruz/Scotts Valley, in Santa Cruz, California, for a purchase price of $50.0 million. In connection with Ashford Trust’s acquisition of the hotel, the Company is obligated to provide Ashford Trust with approximately $5.0 million in exchange for FF&E at Ashford Trust’s hotel properties that will subsequently be leased back to Ashford Trust rent-free under the Ashford Trust ERFP Agreement.
On February 28, 2019, our RED operating subsidiary renewed its revolving credit facility for which the creditor has recourse to Ashford Inc. The revolving credit facility provides RED with available borrowings up to a total of $250,000, bears interest at the Prime Rate plus 1.75% and matures on February 5, 2020. See note 7.
On March 1, 2019, J&S, our consolidated subsidiary, acquired a privately-held company that conducts the business of BAV Services in the United States (“BAV”) for approximately $9.0 million. BAV is an audio visual rental, staging, and production company, focused on meeting and special event services. As a result of the acquisition, our ownership interest in J&S, which we consolidate under the voting interest model, increased from 85% to approximately 88%. The purchase price consisted of (i) $5.0 million in cash, funded by an existing term loan; (ii) $4.0 million in the form of Ashford Inc. common stock, consisting of 61,387 shares issued on March 1, 2019, which was determined based on an agreed upon value of $3.5 million using a thirty-day weighted average price per share of $57.01 and had an estimated fair value of $3.9 million on the acquisition date, and additional shares with an estimated fair value of $500,000 to be issued 18 months from the acquisition date, subject to certain conditions; and (iii) contingent consideration up to $3.0 million, payable, if earned, 12 to 18 months from the acquisition date. The results of operations of BAV will be included in our consolidated financial statements from the date of acquisition beginning in the first quarter of 2019. We are in the process of evaluating the fair value of the net assets acquired through internal studies and third-party valuations and expect to complete a preliminary purchase price allocation in the first quarter of 2019.